GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                                     August 6, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Empire State Municipal Exempt Trust,
                           Empire Maximus AMT Series A
                           File No. 33-12107

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on July 29, 1997 and became effective July 31, 1997 pursuant to Rule 485(b).

                                         Empire State Municipal Exempt Trust,
                                         Empire Maximus AMT Series A


                                         GLICKENHAUS & CO.
                                         LEBENTHAL & CO. INC.


                                         By:
                                             Michael J. Lynch
                                             as agent for the Sponsors


C/M:  10726.0057 293290.1